ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)				3 Months Ended	12 Months Ended
	May 30, 2024 right $ / shares	May 29, 2024	Jan. 22, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) distribution segment	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Exchange ratio, pro-rate basis (as a percent)	92.00%	92.00%
Sale of stock, per share in cash (in dollars per share) | $ / shares	$ 30.00
Sale of stock, right per share, contingency | right	1
Sale of stock, price per share, contingency (in dollars per share) | $ / shares	$ 5.00
Exchange ratio	4
Ownership percentage (as a percent)	8.00%
Consideration transferred, other			$ 68,000,000
Nonmonetary transaction, gain					$ 2,021,498,000	$ 0
Spinoff transaction					1,743,729,000
Accumulated deficit				$ 613,734,000	106,132,000	613,734,000
Cash and cash equivalents				277,924,000	152,596,000	277,924,000
Investments in debt securities				0	$ 0	0
Distribution ratio | distribution					4
Number of operating segments | segment					1
Number of reportable segments | segment					1
Money Market Funds | Fair Value, Inputs, Level 1
Property, Plant and Equipment [Line Items]
Fair value				$ 264,400,000	$ 149,000,000	$ 264,400,000
Accumulated Deficit
Property, Plant and Equipment [Line Items]
Spinoff transaction					1,179,970,000
Additional Paid-In Capital
Property, Plant and Equipment [Line Items]
Spinoff transaction					563,754,000
Merger consideration for common stock, warrants, and stock options
Property, Plant and Equipment [Line Items]
Nonmonetary transaction, gain					1,727,687,000
Aventis Inc
Property, Plant and Equipment [Line Items]
Consideration transferred			1,900,000,000
Phylaxis BioScience, LLC
Property, Plant and Equipment [Line Items]
Equity interest percentage (as a percent)				15.00%		15.00%		10.00%
Equity method investment				$ 0	$ 0	$ 0	$ 0	$ 500,000
Equity method investment, ownership percentage, increase during period (as a percent)				5.00%
Furniture, fixtures and other
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)					5 years
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)					3 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)					3 years
Maximum | Aventis Inc
Property, Plant and Equipment [Line Items]
Consideration transferred			$ 300,000,000
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)					5 years